Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000134634 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134634 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134634 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134634 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000134634 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000134634 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134634 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000134634 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000134635 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134635 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134635 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134635 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000134635 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000134635 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134635 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000134635 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000134642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134642 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000134642 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000134642 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000134642 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000134642 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134642 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000134642 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.00%
C000134643 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134643 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134643 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000134643 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000134643 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000134643 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134643 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000134643 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000134643 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000134644 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134644 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134644 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000134644 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000134644 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000134644 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134644 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000134644 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000134644 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000134651 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134651 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000134651 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000134651 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000134651 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000134651 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134651 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000134651 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000134651 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000134652 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000134652 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000134652 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000134652 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000134652 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000134652 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000134652 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000134652 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000134652 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134653 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000134653 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000134653 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000134653 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000134653 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000134653 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000134653 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000134653 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000134653 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134660 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000134660 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000134660 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000134660 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000134660 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000134660 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.30%
C000134660 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000134660 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000134660 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134661 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134661 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000134661 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000134661 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000134661 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134661 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000134661 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000134661 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134662 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134662 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134662 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000134662 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000134662 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000134662 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134662 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000134662 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000134662 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134669 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134669 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000134669 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000134669 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000134669 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000134669 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134669 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000134669 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000134669 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000134670 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134670 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134670 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000134670 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000134670 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000134670 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134670 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000134670 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000134670 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000134670 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134671 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134671 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134671 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000134671 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000134671 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000134671 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134671 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000134671 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000134671 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000134671 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134678 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134678 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000134678 [Member] | Fixed Income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000134678 [Member] | Unaffiliated Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000134678 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000134678 [Member] | Alternative and specialty Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000134678 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000134678 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000134678 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000134678 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%